Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents consists of the following:

	Dec 31, 2025	Dec 31, 2024

Cash at banks	7,805,859	3,344,196
- Time deposit	832,923	435,545
- Demand deposit	6,972,936	2,908,651
Other liquid assets (*)	-	1,804,661
Total	7,805,859	5,148,857

(*) The Group considers all highly liquid investments with original maturities of three months or less to be cash equivalents. As of December 31, 2024, this includes investments in money market funds and similar liquid instruments which are classified as Level 1 investments. These investments are readily convertible to known amounts of cash and carry an insignificant risk of changes in value.

Schedule of Time Deposit Maturity Dates and Interest Rates

As of December 31, 2025, and 2024, the details of the Group’s time deposit, maturity dates and interest rates are as follows:

Currency	Maturity	Interest rate %	Amount

TL	January 2, 2026	38.5	489,941
TL	January 26, 2026	36.5	201,508
TL	January 2, 2026	30	29,154
TL	January 2, 2026	38	112,320
Total			832,923
Currency	Maturity	Interest rate %	Amount

TL	January 24, 2025	49.25	172,410
TL	January 1, 2025	30	4,380
TL	January 1, 2025	40	39,910
TL	January 1, 2025	40	218,845
Total			435,545